Commitments and Contingencies	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
In connection with the construction and lease of its corporate headquarters facility, the Company has guaranteed repayment of $4,300 of taxable development revenue bonds issued by Cuyahoga County and the Cleveland-Cuyahoga County Port Authority. These bonds were issued with a 20-year term and are scheduled to mature in March 2016. Any default, as defined in the guarantee agreements, would obligate the Company for the full amount of the outstanding bonds through maturity. Due to the nature of the guarantee, the Company has not recorded any liability on the consolidated financial statements. In the event of a default and subsequent payout under any or all guarantees, the Company maintains the right to pursue all legal options available to mitigate its exposure.
The Company is a party to various pending judicial and administrative proceedings. Based on circumstances currently known, the Company believes the likelihood is remote that the ultimate resolution of any of these matters will have, either individually or in the aggregate, a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows.